Corporate Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025		Oct. 31, 2024		Oct. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[1]	$ (549)		$ 438
Deferred tax assets		5,906		5,301
Deferred tax liabilities		4,067		3,756
Net deferred tax assets (liabilities)		1,839	[1]	1,545	[1]	$ 2,095
Deferred tax assets tax loss carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		60		29
Deferred tax assets		623		930
Deferred tax assets allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(272)		54
Deferred tax assets		1,357		1,076
Deferred tax assets deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(109)		(100)
Deferred tax assets		388		317
Deferred tax assets deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(150)		(137)
Deferred tax assets		404		255
Deferred tax asset property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(101)		(10)
Deferred tax assets		422		262
Deferred tax assets pension and other post-retirement benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(22)		(48)
Deferred tax assets		314		387
Deferred tax assets securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(26)		(17)
Deferred tax assets		284		260
Deferred tax assets lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		3		28
Deferred tax assets		910		891
Deferred tax assets own credit risk [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		447		250
Deferred tax assets other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(22)		(57)
Deferred tax assets		757		673
Deferred tax liabilities cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		39		57
Deferred tax liabilities deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(11)		(24)
Deferred tax liabilities		209		187
Deferred tax liabilities deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(14)		(20)
Deferred tax liabilities		65		50
Deferred tax liability property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(39)		(243)
Deferred tax liabilities		805		684
Deferred tax liabilities pension and other post-retirement benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(1)		1
Deferred tax liabilities		73		82
Deferred tax liabilities securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		34		(14)
Deferred tax liabilities		398		354
Deferred tax liabilities investment in subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(26)		52
Deferred tax liabilities		86		29
Deferred tax liabilities intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		57		(344)
Deferred tax liabilities		1,746		1,809
Deferred tax liabilities others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(90)		(104)
Deferred tax liabilities		646		504
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(639)		(258)
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		$ (90)		$ (696)

[1]	For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $1,839 (2024 – $1,545) are represented by deferred tax assets of $3,253 (2024 – $2,942), and deferred tax liabilities of $1,414 (2024 – $1,397) on the Consolidated Statement of Financial Position.